Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share
8. Earnings per share
Basic and diluted earnings per share are calculated as the ratio of net profit or (loss) attributable to the shareholders of the Company by the weighted average number of outstanding shares (basic and diluted) of the Company.
The following table summarizes the amounts used to calculate basic and diluted earnings per share:

	For the six months ended June 30,
(€ thousands)	2023	2022
Profit attributable to shareholders of the Parent Company	45,967	14,038

Weighted average number of shares for basic earnings per share	244,167,243	237,314,960
Adjustments for calculation of diluted earnings per share:
CEO remuneration in shares (1)	1,041,460	1,230,826
Long-Term Incentive Awards 2022-2025 (2)	949,679	384,655
Non-executive directors remuneration in shares (3)	154,860	—
Weighted average number of shares for diluted earnings per share	246,313,241	238,930,441

Basic earnings per share in €	0.19	0.06
Diluted earnings per share in €	0.19	0.06

For the first six months ended June 30, 2023 and 2022, the diluted weighted average number of shares outstanding was increased to take into consideration the theoretical effect of the potential ordinary shares relating to equity awards granted by the Group, to the extent to which they are dilutive. All potential ordinary shares are assumed to be converted into ordinary shares at the beginning of the period or, if later, at the date of grant of the potential ordinary shares. The adjustments for the calculation of the weighted average number of shares for diluted earnings per share are further explained below. For additional information see also Note 22 — Share-based payments.
(1)CEO remuneration in shares - Potential ordinary shares from the conversion of all or part of the CEO’s fixed remuneration in ordinary shares of the Company.
(2)Long-Term Incentive Awards 2022-2025 - Performance share units (PSUs) and retention restricted share units (RSUs) granted to the senior management (excluding the CEO), which in the case of the PSUs are considered to be potential ordinary shares if the performance conditions relating to Adjusted EBIT and adjusted net financial indebtedness/(cash surplus) targets would have been met based on the Group’s performance up to the reporting date, and in the case of the RSUs are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(3)Non-executive directors remuneration in shares - Potential ordinary shares of the Company granted to the non-executive directors for 50% of their annual base remuneration for services provided in 2022 and 2023 and that will be assigned to the recipients in June 2024.